Income Taxes - Schedule of Reconciliation of Income Tax Expense (Detail)	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal income tax expense at statutory rate	21.00%			21.00%	0.00%
State income tax, net of federal benefit	0.04%			(0.14%)	0.00%
Permanent differences	(2.73%)			(0.98%)	0.00%
Research and development credit	0.00%			0.00%	0.00%
Foreign rate differential	0.00%			(0.01%)	0.00%
Change in valuation allowance	0.00%			0.60%	0.00%
Provision to return adjustments	0.00%			0.46%	0.00%
Other	(0.04%)			6.50%	0.37%
Pass through income not subject to tax	(18.27%)			(27.55%)	0.01%
Effective income tax rate	0.00%	0.30%	0.00%	(0.12%)	0.38%